SHAREHOLDERS' EQUITY (Stock Option Plans TAT Technology) (Details)	12 Months Ended					0 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2012 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 ILS	Nov. 30, 2014 2012 Plan [Member] USD ($)	Mar. 19, 2014 2012 Plan [Member] USD ($)	Aug. 21, 2012 2012 Plan [Member]	Jun. 30, 2012 2012 Plan [Member]	Dec. 31, 2014 2012 Plan [Member] USD ($)	Dec. 31, 2012 2012 Plan [Member] USD ($)	Dec. 31, 2013 2012 Plan [Member] USD ($)	Jun. 28, 2012 2012 Plan [Member] USD ($)	Dec. 31, 2014 2012 Plan [Member] Minimum [Member]	Dec. 31, 2012 2012 Plan [Member] Minimum [Member]	Dec. 31, 2014 2012 Plan [Member] Maximum [Member]	Dec. 31, 2012 2012 Plan [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan													380,000
Vesting period for plan									3 years
Ordinary shares, par value per share				0.9	0.9								$ 0.9
Expected volatility														37.23%	41.57%	39.14%	43.40%
Expected life of option, years														2 years 10 months 13 days	2 years 2 months 23 days	4 years	3 years 2 months 23 days
Average risk-free interest rate														0.48%	0.23%	1.34%	0.32%
Expected dividend yield											9.80%			5.00%		4.60%
Number of options
Options, beginning	145,000
Options, Granted	215,000					20,000	195,000	330,000
Options, Forfeited	(40,000)
Exercised	(85,000)	[1]
Options, ending	235,000
Exercisable at end of year	20,000
Weighted average exercise price
Options, beginning	$ 6.5
Options, Granted	$ 8.66					$ 7.34	$ 8.79
Options, Forfeited	$ 8.79
Exercised	$ 6.5	[1]
Options, ending	$ 8.28
Exercisable at end of year	$ 6.5
Aggregate intrinsic value for the options exercised by employees										$ 21
Weighted-average grant-date fair value of options granted	$ 1.13		$ 0.19
Aggregate intrinsic value										0	0	212,000
Unrecognized compensation cost related to non-vested stock options										$ 70,800
Unrecognized compensation weighted average period of recognition, years										1 year 4 months 28 days
Period in which equity exceeds threshold									4 years

[1]	The aggregate intrinsic value for the options exercised by employees during 2014 was approximately $21.